UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

P. O. BOX 500

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2017

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS

Six Months Ended April 30, 2017 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2017, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. (the “Company”) became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2017, the Company paid the following dividends per share:

December 10, 2016 to shareholders of record November 25, 2016	$.25
March 10, 2017 to shareholders of record February 25, 2017	.25

Total	$.50

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at April 30, 2017, with a total market value of $102,251,031.

M. Hunt Broyhill

Chairman and President

1

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Six Months Ended April 30, 2017 (Unaudited)

BMC Fund, Inc. Portfolio Holdings
April 30, 2017
Cash & Equivalents
21.4%
Common Stocks
25.6%
Preferred Stocks
1.5%
Stock Mutual
Funds
9.0%
Bond Mutual Funds
7.1%
Fixed Income
11.5%
Other Investments
23.9%

BMC Fund, Inc. Sector Diversification
(% of common stocks)
April 30, 2017
Health Care
14.2%
Industrials
1.5%
Financials
20.4%
Energy
10.8%
Information
Technology
19.9%
Consumer Staples
7.6%
Consumer
Discretionary
4.0%
Utilities
11.1%
Telecom Services
2.1%
Real Estate
7.3%
Materials
1.1%

2

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2017

ASSETS AT MARKET VALUE:
Investment securities (cost - $95,807,777)	$102,251,031
Cash and short-term investments	2,982,921
Receivables, accrued interest and dividends	132,805
Receivable from hedge fund liquidation	47,820
Other assets	57,243

Total assets	105,471,820

LIABILITIES:
Call and put options written, at fair value (premiums received $156,976)	129,085
Accounts payable and accrued expenses	2,095
Payable to custodian	3,125
Accounts payable to affiliates	87,562

Total liabilities	221,867

NET ASSETS AT APRIL 30, 2017 - EQUIVALENT TO $21.33 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$105,249,953

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	68,301,874
Undistributed net investment income	180,318
Realized gain on investments sold and foreign currency transactions	435,497
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	6,471,145

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$105,249,953

See accompanying notes to financial statements.

3

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2017

INVESTMENT INCOME:
Income:
Interest - fixed income	$122,085
Dividend income (net of $2,113 foreign tax)	977,379

Total income	1,099,464

Expenses:
Legal and professional fees	48,322
Directors' fees (Note 7)	28,000
Investment expense	28,567
Salaries and related expenses	376,903
Property and liability insurance	18,761
Depreciation expense	1,119
Rent	14,730
Office expense and supplies	30,762
Dues and subscriptions	17,178
Travel and entertainment	6,856

Total expenses	571,198

Investment income, net	528,266

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain from investments sold and foreign currency transactions	1,101,681
Realized gain from expiration or closing of options contracts written	95,113
Change in unrealized appreciation of investments for the period	3,240,850

Net gain on investments	4,437,644

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,965,910

See accompanying notes to financial statements.

4

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2017 and 2016

	2017	2016

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$528,266	$712,721
Realized gains (losses) from investment securities sold and foreign currency transactions	1,196,794	(1,155,403)
Change in unrealized appreciation of investments for the year	3,240,850	743,372

Net increase in net assets resulting from operations	4,965,910	300,690

Distributions to shareholders from:
Net realized gain on investment securities and foreign currency transactions	(490,628)	-
Net investment income	(545,434)	(797,388)
Retained earnings prior to becoming an investment company	(1,430,578)	(1,669,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,499,270	(2,165,950)

NET ASSETS AT BEGINNING OF PERIOD	102,750,683	104,683,573

NET ASSETS AT END OF PERIOD (Including undistributed net investment income: (2017 - $180,318, 2016 - $149,007)	$105,249,953	$102,517,623

See accompanying notes to financial statements.

5

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2017 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.  Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Company evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the six months ended April 30, 2017, the Company purchased and sold securities in the amount of $12,606,615 and $14,662,066 (excluding short-term investments and options), respectively.

6

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2013 and thereafter are subject to possible future examinations by tax authorities.

F.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.  Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.  Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

8

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Company’s investments as of April 30, 2017.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$12,117,701	$-	$-	$12,117,701
Bond Mutual Funds	7,513,128	-	-	7,513,128
Stock Mutual Funds	9,453,573	-	-	9,453,573
Common Stocks – Publicly Traded	26,965,955	-	-	26,965,955
Call Options	(62,360)	-	-	(62,360)
Put Options	(66,725)	-	-	(66,725)
Preferred Stocks – Publicly Traded	1,601,400	-	-	1,601,400
Cash and Cash Equivalents	19,532,515	-	-	19,532,515
Limited Partnerships – Measured at NAV (2)	-	-	-	25,066,759
Total Investments	$77,055,187	$-	$-	$102,121,946

(1)   There were no transfers between Level 1, Level 2, and Level 3 during the period.

(2)   Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in their fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

J.  Investments in Limited Partnerships - As of April 30, 2017, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

9

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of April 30, 2017. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Growth Partners, LP	30 days	Quarterly	None
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8)
Privet Fund LP	90 days	Quarterly	See below (9)
Stark Investments LP	N/A	N/A	See below (10)
Stark Structured Finance Onshore LP	N/A	N/A	See below (10)
Terra Argentine Fund, LP	90 days	June 30 or Dec. 31	See below (11)
Triarii Capital Partners LP	45 days	Quarterly	See below (12)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (13)
Walnut Investment Partners, LP Worldwide Opportunity Fund (Cayman), Ltd.	N/A 30 days	N/A June 30 or Dec. 31	See below (14) See below (15)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(8) Redemptions are not permitted.

(9) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(10) In liquidation.

(11) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the net asset value. Withdrawals to investors subject to this provision may be reduced pro rata based on their respective withdrawal requests.

(12) Withdrawals made during the twelve calendar months immediately following the Applicable Initial Withdrawal Date will be subject to a withdrawal charge equal to 5% of the amount permitted to be withdrawn.

(13) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(14) Walnut is in receivership.

(15) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

10

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2017, were as follows:

Gross appreciation (excess of value over tax cost)	$12,820,530
Gross depreciation (excess of tax cost over value)	(6,377,276)
Net unrealized appreciation	$6,443,254
Cost of investments for income tax purposes	$95,807,777

4.	OPTIONS WRITTEN

As of April 30, 2017, portfolio securities valued at $1,707,525 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the six months ended April 30, 2017 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	2,391	$367,994
Options written	1,285	232,483
Options terminated in closing purchase transactions	(750)	(94,974)
Options expired	(1,425)	(230,847)
Options exercised	(636)	(117,680)
Options outstanding at April 30, 2017	865	$156,976

5.	PLEDGED COLLATERAL

As of April 30, 2017, cash in the amount of $61,983 was pledged as collateral for put options sold by the Company.

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BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2017 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2016, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2016.

On March 10, 2017, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2017.

The tax character of distributions paid during 2017 was as follows:

2017
Distributions paid from:
Ordinary income	$273,213
Long-term capital gains	783,380
Retained earnings prior to becoming an investment company	1,410,047
$2,466,640

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, an officer of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2017 amounted to $14,730. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at April 30, 2017 was $87,562.

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BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2017 (Unaudited)

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,009,537 and have been assigned no value at April 30, 2017.

10.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2017 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 24, 2017 at the Company’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 11 directors to serve as follows:

Director	Term	Expiring

Kevin P. Boudreau	1 year	2017
James T. Broyhill	1 year	2017
M. Hunt Broyhill	1 year	2017
Margaret M. “Peg” Broyhill	1 year	2017
Paul H. Broyhill	1 year	2017
W. Charles Campbell	1 year	2017
R. Donald Farmer	1 year	2017
Robert G. Fox, Jr.	1 year	2017
Jan E. Gordon	1 year	2017
Mark E. Roberts	1 year	2017
Allene B. Stevens	1 year	2017

2. To vote upon such other business as may come before the meeting.

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BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2017 (Unaudited)

The directors of the Fund were elected for a one-year term at the 2017 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

James T. Broyhill (89) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005	Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)	None

M. Hunt Broyhill (53) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Feb. 2013-present)

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BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2017 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Paul H. Broyhill (93) 135 Claron Place, SE Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014	Director and Chairman Emeritus; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)	None

W. Charles Campbell (50) 2320 Sharon Road Charlotte, NC 28207	Director	Since 2011	President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Co-manager of Brackett Flagship Properties, LLC, a commercial real estate firm (2010-present)	None

Jan E. Gordon (65) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Allene B. Stevens (95) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

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BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2017 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Kevin P. Boudreau (53) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

Margaret M. “Peg” Broyhill (73) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since Feb. 2015	Resident Branch Manager (Lenoir, NC office) (1993-present) and Senior Vice President of Wells Fargo Advisors (1995-present)	None

R. Donald Farmer (69) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (67) 330 Lams Way Vilas, NC 28692	Director	Since 2008	Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Mark E. Roberts (54) 269 River Ridge Drive Wallace, NC 28466	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-January 2017); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)	None

16

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2017 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Boyd C. Wilson, Jr. (64) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006

Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

CommunityOne Bancorp (2011-2016); Bank of Granite Corp. (1996-2013)

Christopher R. Pavese (40) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2014 Since 2011

Vice President (since February 2014) and Chief Investment Officer of the Fund since March 2011; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Asset Management, LLC (2008-present); Chief Investment Officer of Broyhill Affinity Fund, LLC (2008-2012)

None

Carol Frye (59) 1009 Frosty Lane, NE Lenoir, NC 28645	Secretary and Treasurer	Since 2001	Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)	None

17

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2017 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

18

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Months Ended April 30, 2017 (unaudited), Years Ended October 31, 2016, 2015, 2014, 2013, 2012, 2011, 2010, 2009, 2008 and 2007

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2017 (unaudited) and the years ended October 31, 2016, 2015, 2014, 2013, 2012, 2011, 2010, 2009, 2008 and 2007. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2017
PERFORMANCE	(Unaudited)		2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

Net asset value, beginning of period	$20.83		$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55
Net investment income	0.10		0.22	0.35	0.42	0.46	0.35	0.49	0.46	0.48	0.73	0.78
Net gains (losses) on investments	0.90		0.39	(0.73)	0.63	0.60	1.18	0.21	1.70	1.65	(10.98)	4.25
Total from investment operations	1.00		0.61	(0.38)	1.05	1.06	1.53	0.70	2.16	2.13	(10.25)	5.03
Less distributions:
Dividends from net investment income	0.11		0.23	0.36	0.44	0.47	0.56	0.27	0.46	0.92	1.04	2.03
Distributions from capital gains	0.10		-	0.44	0.42	0.33	0.48	0.53	-	-	1.42	0.27
Distributions from retained earnings	0.29		0.77	0.22	0.14	0.27	0.02	0.20	0.49	0.80	-	-
P. B. Realty, Inc. Spin-off	-		-	-	-	-	-	-	-	-	2.78	-
Total distributions	0.50		1.00	1.02	1.00	1.07	1.06	1.00	0.95	1.72	5.24	2.30
Net asset value, end of period	$21.33		$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28

Per share market value, end of period[1]	$18.00		$18.00	$18.00	$18.00	$18.00	$18.00	$18.45	$18.00	$16.75	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	5.59%		3.39%	(2.11)%	5.83%	5.89%	8.50%	3.79%	11.83%	12.72%	(39.42)%	19.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$105,250		$102,751	$104,684	$111,568	$111,358	$111,379	$109,069	$110,576	$104,603	$102,574	$178,975
Ratio of expenses to average net assets[3]	1.10	%*	1.07%	0.98%	0.97%	0.95%	1.01%	0.97%	1.11%	1.18%	1.02%	0.75%
Ratio of net investment income to average net assets[3]	1.02	%*	1.06%	1.59%	1.83%	2.04%	1.57%	2.15%	2.11%	2.40%	2.37%	2.26%
Portfolio turnover rate	13.04%		15.09%	17.10%	22.02%	33.12%	32.90%	60.41%	38.08%	69.62%	67.44%	51.23%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

*Annualized

19

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2017

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
APPLE INC		1.050%	5/5/2017	500,000	500,019	500,010
PFIZER INC		1.100%	5/15/2017	642,000	642,073	642,022
AMGEN INC		1.250%	5/22/2017	500,000	500,060	499,984
PEPSICO INC		1.125%	7/17/2017	1,000,000	1,000,683	1,000,074
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	433,414	272,537
PHILLIP MORRIS INTL INC		1.125%	8/21/2017	500,000	500,412	499,780
GENERAL ELECTRIC CAP CORM MTN		5.625%	9/15/2017	1,000,000	1,017,353	1,016,162
COCA COLA CO		0.875%	10/27/2017	1,000,000	999,298	998,534
AMAZON.COM INC		1.200%	11/29/2017	1,000,000	1,001,371	999,313
INTEL CORP		1.350%	12/15/2017	1,000,000	1,001,286	1,000,586
INTERNATIONAL BUSINESS MACHINES		1.125%	2/6/2018	1,000,000	1,000,000	999,076
MICROSOFT CORP		1.000%	5/1/2018	1,000,000	1,000,000	996,925
COCA COLA CO		1.650%	11/1/2018	1,000,000	1,002,506	1,004,199
ANHEUSER BUSCH IN BEV FIN I		1.900%	2/1/2019	1,000,000	1,002,158	1,002,092
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,143	94,500
DAVITA INC		5.125%	7/15/2024	100,000	99,763	102,813
ING US INC		5.650%	5/15/2053	150,000	150,000	154,875
LINCOLN NATL CORP IND		7.000%	5/17/2066	125,000	94,447	111,094
FPL GROUP CAP INC		6.350%	10/1/2066	250,000	227,190	223,125
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,745,792	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	574,435	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,453,742	-

TOTAL INVESTMENTS IN FIXED INCOME				$18,797,769	$16,044,145	$12,117,701	11.51%

20

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2017

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
DOUBLELINE TOTAL RETURN BOND I		226,010.04	$2,500,000	$2,413,787
GUGGENHEIM TAXABLE MUNI MG		8,148.00	174,286	186,834
LOOMIS SAYLES BOND INSTITUTIONAL		120,930.18	1,612,500	1,690,604
NUVEEN PFD & INCOME TE COM		5,000.00	116,924	124,950
OSTERWEIS STRATEGIC INCOME		19,861.83	230,000	225,432
PIMCO DYNAMIC INCOME FUND COM		25,000.00	715,425	730,500
PIMCO FDS INCOME FUND INSTL		128,944.70	1,500,000	1,582,151
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	[3]	142,568.97	1,133,217	558,870
TOTAL BOND MUTUAL FUNDS			7,982,352	7,513,128	7.14%

STOCK MUTUAL FUNDS:
SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,892	521,973	0.50%

Consumer Discretionary
VANGUARD WORLD FDS CONSUM DIS ETF		2,265.00	299,965	321,358	0.31%

Financial
SPDR S&P REGIONAL BANKING		4,500.00	249,908	243,225	0.23%

High Yield Bond
BLACKROCK FLOATING RATE O COM		1,500.00	19,597	21,675	0.02%

Industrials
VANGUARD WORLD FDS INDUS I		4,695.57	300,000	303,991	0.29%

21

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2017

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	1,045,581
POWERSHARES ETF TRUST INTL DIV ACHV		6,600.00	99,412	99,528
PRIMECAP ODYSSEY FUNDS ODY		18,525.38	500,000	516,673
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	138,162
VANGUARD INDEX FDS 500 POR		2,383.00	500,000	524,904
YACKTMAN FUND SVC		24,771.08	506,985	570,478
			2,696,873	2,895,326	2.75%
Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000.00	519,788.00	0.49%

Mid Cap Blend
PROFESSIONALLY MANAGED AKRE FCS INSTL		10,855.41	250,000	298,849	0.28%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,302	1,683,370	1.60%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	387,973
SPDR GOLD SHARES	[3]	5,000.00	486,825	603,850
VANECK VECTORS GOLD MINERS		20,832.00	637,277	463,095
			1,524,095	1,454,918	1.38%

Utilities
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,189,100	1.13%

TOTAL SPECIALTY FUNDS			8,522,949	9,453,573	8.98%

TOTAL STOCK MUTUAL FUNDS			8,522,949	9,453,573	8.98%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$16,505,301	$16,966,701	16.12%

22

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2017

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL A	[2,3]	$2,000,000	$4,533,336
ELLIOTT ASSOCIATES LP CL B	[2,2]	1,000,000	1,128,721
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,290,399
GRAHAM INSTITUTIONAL PARTNERS, LP	[2,3]	1,000,000	1,068,136
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,724,016
INFINITY PREMIER FUND, LP	[2,3]	2,500,000	2,763,447
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,406,937
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	213,808
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	2,085,074	2,442,810
PRIVET FUND LP	[2,3]	1,000,000	1,397,615
STARK INVESTMENTS LP	[2,3]	42,549	116,333
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	5,626	3,391
TERRA ARGENTINE FUND LP	[2,3]	130,168	217,414
TRIARII CAPITAL PARTNERS LP	[2,3]	500,000	534,520
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,676,143	2,133,807
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,000,000	1,092,069
TOTAL LIMITED PARTNERSHIPS		19,175,127	25,066,759	23.82%

TOTAL OTHER INVESTMENTS		$19,175,127	$25,066,759	23.82%

23

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Automobiles & Components	4,000.00	MOTORCAR PTS AMER INC COM	[3]	$113,911	$121,280	0.12%

Consumer Durables and Apparel	1,500.00	TJX COMPANIES INC NEW COM		113,138	117,960	0.11%

Media	15,000.00	DISCOVERY COMMUNICATIONS NEW COM	[3]	441,711	419,700	0.40%

Retailing	13,000.00	CATO CORP NEW CL A		370,049	293,280	0.28%

Transportation	20,000.00	STUDENT TRANSN INC COM		110,662	119,000	0.11%

TOTAL CONSUMER DISCRETIONARY				1,149,471	1,071,220	1.02%

CONSUMER STAPLES
Food, Beverage & Tobacco	1,000.00	ANHEUSER-BUSCH INBEV SA/NV		116,553	113,240
	2,000.00	CONSTELLATION BRANDS CL A		181,438	345,080
	3,500.00	GENERAL MILLS INC COM		122,082	201,285
	10,000.00	NESTLE S A SPONSORED ADR		396,900	770,000
	8,000.00	REYNOLDS AMERICAN INC COM		143,516	516,000
				960,489	1,945,605	1.85%

Household & Personal Products	1,275.00	PROCTER & GAMBLE CO COM		85,393	111,346	0.11%

TOTAL CONSUMER STAPLES				1,045,882	2,056,951	1.95%

ENERGY
Energy	3,800.00	CHEVRON CORP		402,913	405,460
	5,404.00	EXXON MOBIL CORP COM		454,007	441,237
	4,800.00	OCCIDENTAL PETROLEUM COM		380,566	295,392
	5,500.00	PHILLIPS 66 COM		433,181	437,580
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	78,285
	2,000.00	SCHLUMBERGER LTD COM		144,832	145,180
	5,000.00	SUNOCO LOGISTICS PARTNERS		129,082	119,700
	9,000.00	SUNOCO LP		215,850	273,510
	5,500.00	VALERO ENERGY CORP COM		364,676	355,355
				2,625,521	2,551,699	2.42%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	58,350
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	138,360
	1,500.00	SPECTRA ENERGY PARTNERS LP		66,572	67,725
	3,000.00	WILLIAMS COS INC DEL COM		109,005	91,890
				556,416	356,325	0.34%

TOTAL ENERGY				3,181,937	2,908,024	2.76%

24

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

FINANCIALS
Banks	30,000.00	ALLY FINANCIAL INC COM		624,039	594,000
	5,000.00	BANK OF AMERICA CORP COM		96,603	116,700
	5,000.00	BB&T CORP COM		215,613	215,900
	2,500.00	WELLS FARGO & CO DEL COM		113,117	134,600
				1,049,372	1,061,200	1.01%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	160,300
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	413,025
	2,000.00	CAPITAL ONE FINL CORP COM		161,936	160,760
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	1,111,707
	4,000.00	CARLYLE GROUP LP COM		111,750	70,800
	300.00	CME GROUP		16,568	34,857
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	304,650
	27,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,185,424	1,269,000
	6,500.00	THE BLACKSTONE GROUP LP		185,860	200,460
				3,590,177	3,725,559	3.54%

Insurance	1,500.00	AON PLC SHS CL A		121,687	179,760
	5,000.00	OLD REP INTL CORP COM		84,276	103,400
	2,500.00	TRAVELERS COMPANIES COM		203,356	304,150
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	138,150
				558,134	725,460	0.69%

TOTAL FINANCIALS				5,197,683	5,512,219	5.24%

HEALTH CARE
Health Care Equipment & Services	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	172,525
	3,000.00	HOLOGIC INC COM	[3]	127,233	135,450
	4,550.00	LABORATORY CORP AMER HLDGS	[3]	473,462	637,682
	4,000.00	QUEST DIAGNOSTICS INC COM		222,640	422,040
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	130,800
				1,110,221	1,498,497	1.42%

Pharmaceuticals & Biotechnology	3,000.00	ABBVIE INC		185,640	197,820
	1,000.00	AMGEN INC COM		150,181	163,320
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	302,500
	5,000.00	GILEAD SCIENCES INC COM		383,356	342,750
	3,000.00	ELI LILLY & CO COM		132,158	246,180
	1,600.00	MCKESSON CORP COM		231,905	221,264
	500.00	MERCK & CO INC COM		26,583	31,165
	24,000.00	PFIZER INC COM		490,141	814,080
				1,835,495	2,319,079	2.20%

25

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

TOTAL HEALTH CARE				2,945,716	3,817,576	3.63%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	97,915
	12,500.00	ROLLS ROYCE HOLDINGS SPONS		143,217	131,875
				214,782	229,790	0.22%

Commercial Services & Supplies	1,000.00	ECOLAB INC COM		105,289	129,090
	500.00	WASTE MGMT INC DEL COM		17,412	36,390
				122,701	165,480	0.16%

TOTAL INDUSTRIALS				337,483	395,270	0.38%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,337	126,525	0.12%

Software & Services	1,101.00	ALPHABET INC CAP STK CL C	[3]	641,356	997,462
	15,000.00	CDK GLOBAL INC COM		691,038	975,150
	5,000.00	COGNIZANT TECHNOLOGY SOLUT	[3]	276,224	301,150
	15,000.00	EBAY INC COM	[3]	352,516	501,150
	3,500.00	MICROSOFT CORP COM		87,412	239,610
	4,000.00	ORACLE CORP COM		110,847	179,840
	15,000.00	SYNTEL INC COM		289,778	264,150
				2,449,171	3,458,512	3.29%

Technology Hardware & Equipment	7,000.00	APPLE INC COM		604,492	1,005,550
	5,700.00	CISCO SYSTEMS INC COM		111,360	194,199
	4,500.00	CORNING INC COM		100,417	129,825
	557.00	DELL TECHNOLOGIES INC COM	[3]	26,290	37,380
	8,000.00	QUALCOMM INC COM		480,414	429,920
				1,322,973	1,796,874	1.71%

TOTAL INFORMATION TECHNOLOGY				3,845,481	5,381,911	5.11%

MATERIALS	3,080.00	DOW CHEMICAL CO COM		181,510	193,424
	2,000.00	RPM INTL INC COM		42,340	105,120
TOTAL MATERIALS				223,850	298,544	0.28%

REAL ESTATE
	5,000.00	ANNALY CAP MGMT INC COM		82,125	59,050
	3,000.00	BLACKSTONE MTG TR INC COM		84,765	92,640
	1,000.00	DIGITAL RLTY TR INC COM		58,863	114,840
	6,000.00	EASTERLY GOVT PPTYS COM		94,785	120,720
	1,500.00	GEO GROUP INC COM		32,717	49,980
	10,000.00	HANNON ARMSTRONG SUST COM		153,105	219,200

26

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2017

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
	60,000.00	KENNEDY-WILSON EUROPE REAL	1,034,243	806,524
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	196,050
	5,000.00	NEW YORK MORTGAGE TR INC COM PA	35,055	32,050
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	66,000
	3,000.00	PHYSICIANS RLTY TR COM	56,892	58,920
	5,000.00	SENIOR HSG PPTYS TR SH BEN	99,924	107,600
	500.00	W P CAREY & CO LLC COM	31,927	31,300
TOTAL REAL ESTATE			2,010,527	1,954,874	1.86%

TELECOMMUNICATION SERVICES	3,000.00	AT&T CORP COM	84,046	118,890
	4,500.00	BCE INC COM	191,785	205,065
	2,000.00	SK TELECOM LTD SPONSORED A	27,904	47,180
	6,691.00	TELEFONICA S A SPONSORED ADR	110,736	74,270
	1,000.00	VERIZON COMMUNICATIONS COM	46,705	45,910
	3,000.00	VODAFONE GROUP	84,945	78,570
TOTAL TELECOMMUNICATION SERVICES			546,121	569,885	0.54%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	22,260
	13,000.00	AMERIGAS PARTNERS LP COM	581,786	585,260
	6,500.00	DOMINION RES INC VA COM	330,756	503,295
	17,187.00	DUKE ENERGY CORP COM	1,197,190	1,417,928
	1,000.00	ENTERGY CORP NEW COM	69,388	76,260
	2,000.00	ONEOK PARTNERS LP COM	89,112	102,920
	3,000.00	SOUTHERN CO COM	122,610	149,400
	2,256.00	WEC ENERGY GROUP INC COM	89,900	136,533
TOTAL UTILITIES			2,499,901	2,993,856	2.84%

TOTAL INVESTMENTS IN COMMON STOCKS			$22,984,052	$26,960,330	25.62%

27

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2017

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
SPDR S&P 500 QT PUT OPTION, $210 EXP 9/15/17	[3]	25	$7,238	$3,950
SPDR S&P 500 QT PUT OPTION, $222 EXP 6/16/17	[3]	25	5,364	1,675
TOTAL PUT OPTIONS			12,602	5,625	0.01%

TOTAL INVESTMENTS IN OPTIONS			$12,602	$5,625	0.01%

28

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2017

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BANK OF AMERICA CORP FLOATING RATE	300,000.00	$319,500	$330,375
CITIGROUP INC FIXED-FLOATING	250,000.00	247,347	262,900
E TRADE FINANCIAL CORP FLOATING RATE	250,000.00	249,688	259,375
GENERAL ELECTRIC CO FLOATING RATE	250,000.00	250,000	246,875
WACHOVIA CAP TRUST III FIXED-FLOATING	500,000.00	487,500	501,875

TOTAL INVESTMENTS IN PREFERRED STOCKS		$1,554,035	$1,601,400	1.52%

29

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2017

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$19,532,515	$19,532,515	18.56%

TOTAL INVESTMENTS - MARKET VALUE			102,251,031	97.15%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,998,922	2.85%

TOTAL NET ASSETS			$105,249,953	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

30

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2017

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
ABBVIE INC. CALL OPTION, $67. 50 EXP 8/18/17	[3]	(30.00)	$(3,284)	$(5,190)
APPLE INC CALL OPTION, $130 EXP 7/21/17	[3]	(10.00)	(2,714)	(14,470)
CATO CORP NEW CALL OPTION, $22.50 EXP 10/20/17	[3]	(30.00)	(3,554)	(5,550)
CATO CORP NEW CALL OPTION, $35. EXP 7/21/17	[3]	(40.00)	(3,238)	(200)
DOW CHEMICAL CALL OPTION, $60 EXP 6/16/17	[3]	(15.00)	(2,797)	(5,325)
GENERAL MILLS CALL OPTION, $65 EXP 10/20/17	[3]	(15.00)	(2,223)	(825)
HOLOGIC INC CALL OPTION, $45 EXP 9/15/17	[3]	(30.00)	(4,703)	(7,650)
LABORATORY CORP OF AMER CALL OPTION, $135 EXP 5/19/17	[3]	(10.00)	(3,584)	(5,600)
LABORATORY CORP OF AMER CALL OPTION, $155 EXP 8/18/17	[3]	(10.00)	(2,784)	(550)
MOTORCAR PARTS CALL OPTION, $30 EXP 9/15/17	[3]	(30.00)	(7,454)	(8,100)
ONEOK PARTNERS CALL OPTION, $48 EXP 7/21/17	[3]	(20.00)	(1,969)	(7,000)
PHILLIPS 66 CALL OPTION, $90 EXP 5/19/17	[3]	(20.00)	(5,869)	(200)
SUNOCO LOGISTICS CALL OPTION, $30 EXP 8/18/17	[3]	(35.00)	(1,521)	(350)
VALERO ENERGY CALL OPTION, $75 EXP 9/15/17	[3]	(20.00)	(3,269)	(1,200)
VERIZON COMM CALL OPTION, $50 EXP 7/21/17	[3]	(10.00)	(855)	(150)
TOTAL CALL OPTIONS - LIABILITIES			(49,818)	(62,360)	-0.06%

31

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2017

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
PUT OPTIONS:
3M CO PUT OPTION, $180 EXP 10/20/17	[3]	(10.00)	(5,484)	(3,100)
ALLY FINL INC PUT OPTION, $19 EXP 9/15/17	[3]	(200.00)	(17,021)	(21,800)
AMAZON COM INC PUT OPTION, $800 EXP 10/20/17	[3]	(5.00)	(18,722)	(7,085)
BHP BILLITON LTD PUT OPTION, $31 EXP 5/19/17	[3]	(20.00)	(2,289)	(80)
CME GROUP INC PUT OPTION, $110 EXP 6/16/17	[3]	(10.00)	(3,585)	(900)
CONSTELLATION PUT OPTION, $140 EXP 7/21/17	[3]	(10.00)	(6,284)	(300)
FACEBOOK INC PUT OPTION, $120 EXP 12/15/17	[3]	(5.00)	(2,917)	(910)
PHILIP MORRIS PUT OPTION, $100 EXP 1/19/18	[3]	(35.00)	(11,676)	(11,200)
PHYSICIANS REALTY TRUST PUT OPTION, $17.50 EXP 10/20/17	[3]	(40.00)	(2,938)	(800)
SANOFI PUT OPTION, $42 EXP 9/15/17	[3]	(40.00)	(5,118)	(3,000)
SEATTLE GENETICS PUT OPTION, $50 EXP 6/16/17	[3]	(10.00)	(3,585)	(100)
SPDR REGIONAL BKG PUT OPTION, $52 EXP 6/16/17	[3]	(30.00)	(6,614)	(2,850)
SPDR S&P 500 TR PUT OPTION, $210 EXP 6/16/17	[3]	(25.00)	(2,436)	(725)
SUNOCO LOGSTCS PUT OPTION, $22 EXP 8/18/17	[3]	(50.00)	(4,173)	(4,000)
UNITED CONTINENTAL HLD PUT OPTION, $60 EXP 1/19/18	[3]	(25.00)	(9,955)	(8,625)
VERIZON COMM PUT OPTION, $43 EXP 7/21/17	[3]	(25.00)	(4,361)	(1,250)
TOTAL PUT OPTIONS - LIABILITIES			(107,158)	(66,725)	-0.06%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(156,976)	$(129,085)	-0.12%

32

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's President and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the President and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date:  June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and President

Date:  June 19, 2017

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date:  June 19, 2017